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                    [Van Kampen Investments Inc. Letterhead]


                                                                         497(j)



                                  July 3, 2008



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

   Re:  Van Kampen Equity Trust II -- Rule 497(j) Filing
        (File Nos. 333-75493 and 811-09279)

Ladies and Gentlemen:

      Van Kampen Equity Trust II (the "Registrant"), on behalf of its series Van Kampen Core Growth Fund, filed via EDGAR on June 27, 2008 an electronically signed copy of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "1933 Act Rules"), and the Investment Company Act of 1940, as amended.

      In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectuses and Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

      Should the staff have any questions regarding the foregoing, please contact the undersigned at (630) 684-6724 or Charles B. Taylor at
(312) 407-0863.


                                                Very truly yours,


                                                /s/ Elisa Mitchell
                                                -------------------------
                                                Elisa Mitchell
                                                Assistant Secretary